CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Investment securities available-for-sale, cost	$ 1,203,065	$ 849,504
Investment securities held-to-maturity, market value	$ 731,951	$ 874,749
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	68,730,731	68,730,731
Treasury Stock, Shares	7,089,051	7,274,184